Note 5 - Employee Benefit Plans (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Table Text Block [Abstract]
Schedule of net periodic pension cost

Net periodic pension cost for the plans consisted of the following for the three months ended March 31, 2026 and 2025 (in thousands):

	Three Months Ended March 31,
	2026	2025
Service cost	$999	$1,068
Interest cost	2,181	2,094
Expected return on plan assets	(2,969)	(3,251)
Amortization of prior service cost	20	20
Amortization of net loss	—	326
Net periodic pension cost	$231	$257

Net periodic pension cost for the plans consisted of the following in 2025, 2024, and 2023 (in thousands):

	Pension Benefits
	2025	2024	2023
Service cost	$4,270	$3,659	$3,794
Interest cost	8,377	8,302	7,974
Expected return on plan assets	(10,187)	(12,544)	(12,428)
Amortization of prior service cost	82	265	500
Amortization of net loss (gain)	2,030	61	(188)
Net periodic pension (benefit) cost	$4,572	$(257)	$(348)